Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [table]
Schedule of Compensation for Key Management Personnel
Key management personnel comprise the directors, officers and members of the Executive Committee and directors. Expenses incurred with remuneration and the respective charges, paid or payable, are shown below:

	December 31,
Description	2023	2022	2021

Short-term benefits	19,429	58,788	30,080
Post-employment benefit	595	—	—
Share-based payment	63,529	(17,441)	13,042
	83,553	41,347	43,122
Stock-based compensation plan, considers stock option plans, RSU and phantom shares. Such plans are expected to be settled in up to eight years and, therefore, and does not represent a cash outflow.

Azorra Aviation Holdings LLC [Member]
Disclosure of transactions between related parties [table]
Schedule of Aircraft sublease

			December 31,
Creditor	Debtor	Type of operation	2023	2022

ALAB	Azorra	Maintenance reserves	—	107,286
ALAB	Azorra	Security deposits	4,643	3,913
Azorra	ALAB	Leases	(302,947)	(113,832)
Azorra	Azul Investments	Leases – Notes	(74,572)	—
Azorra	Azul	Leases – Convertible to equity	(102,683)	—

			December 31,
Revenues	Expenses	Type of operation	2023	2022
Azorra	ALAB	Interest incurred	17,106	10,983

Breeze Aviation Group
Disclosure of transactions between related parties [table]
Schedule of Aircraft sublease

			December 31,
Creditor	Debtor	Type of operation	2023	2022

ALAB	Breeze	Aircraft sublease	30,802	67,056
ALAB	Breeze	Maintenance reservation refund	3,901	—
Breeze	ALAB	Maintenance reservation refund	(19,559)	(14,456)

			December 31,
Revenues	Expenses	Type of operation	2023	2022
ALAB	Breeze	Interest incurred	5,824	7,589